MORTGAGE LOANS ON REAL ESTATE - Amortized Cost of Mortgage Loans by Year of Origination by Property-Type (Details) - Commercial Portfolio Segment - Real Estate Loan - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	$ 5,929	$ 391
Financing Receivable, Allowance for Credit Loss	(41)	(1)	$ 0
Apartment
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	907	73
Financing Receivable, Allowance for Credit Loss	(1)	(1)
Hotel
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	1,114	149
Financing Receivable, Allowance for Credit Loss	(6)	0
Industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	1,050	27
Financing Receivable, Allowance for Credit Loss	(4)	0
Office
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	1,187	41
Financing Receivable, Allowance for Credit Loss	(17)	0
Parking
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	420	0
Financing Receivable, Allowance for Credit Loss	(6)	0
Retail
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	874	97
Financing Receivable, Allowance for Credit Loss	(4)	0
Storage
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	120	4
Financing Receivable, Allowance for Credit Loss	(2)	0
Other
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	257	0
Financing Receivable, Allowance for Credit Loss	$ (1)	$ 0